UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2922
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Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
MARCH 31, 2008

Waddell & Reed Advisors Cash Management

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
29	Proxy Voting Information
29	Quarterly Portfolio Schedule Information
30	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Cash Management, Inc. prospectus.

President's Letter
      March 31, 2008

Dear Shareholder:

A recent study by Standard & Poor's found that the U.S. stock market experienced more daily price volatility at the start of calendar year 2008 than at any point since the 1930s, when Waddell & Reed began operating. From our perspective, these do appear to be very challenging times for parts of the U.S. economy. At the same time, however, we are still seeing strong long-term global growth, benefiting many American companies, and your investments.

Enclosed is our report on Waddell & Reed Advisors Funds' operations for the six months ended March 31, 2008. For the period, the S&P 500 Index fell 12.47 percent while the Lehman Brothers Aggregate Bond Index rose 5.24 percent, led by U.S. Treasuries. Despite an uncertain environment for stocks, we grew as an organization.

We are very grateful for your support and your confidence in our ability to manage your assets. This, indeed, is a challenging time. Many economic negatives are on America's front porch: a level of price weakness and foreclosure activity in U.S. housing markets not seen since the Dust Bowl; a global credit crunch driven by an implosion of the subprime mortgage market; a U.S. dollar that is worth much less than just a few years ago; record-setting commodity prices, and the high probability of a recession in the coming months.

The positives are more subtle: exports are booming; the overall job market in the U.S. is still relatively healthy; farmers are enjoying great prices for corn, wheat and soybeans. Alternative energy and related technologies are booming and tourists are flocking to our shores to take advantage of our cheap currency to shop.

Financial conditions such as we have seen so far in 2008 are unusual, but they are not unprecedented. In fact, after the Panic of 1907 involving a Wall Street bank that speculated on copper, Congress created the Federal Reserve. We have the Fed's monetary policy system to thank for the substantial reductions in U.S. interest rates we have seen since September 2007. The Fed's moves have been designed to help offset a huge contraction of financial credit.

Still, even with lower rates, for many people it is more difficult to buy a home or expand a consumer-focused business than it was just a year ago. As shown in the Economic Snapshot table on page four, the U.S. economy at March 31, 2008 is not in as good a shape as it was six months earlier. Inflation, oil prices and the unemployment rate are higher. Economic growth is weak.

Economic Snapshot
	3-31-2008	9-30-2007

U.S. unemployment rate	5.10%	4.70%
Inflation (U.S. Consumer Price Index)	4.00%	2.80%
U.S. GDP	0.60%	3.90%
30-year fixed mortgage rate	5.63%	6.28%
Oil price per barrel	$101.58	$81.66

All government statistics shown are subject to periodic revision.

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As we look ahead, we recommend some caution, as we believe that the range of financial outcomes this year for investors is wide. Whoever holds the reins of power in Congress and the White House after the November general election will have many long-term structural issues to address that are likely to have important economic, investment and tax implications. As always, we believe that maintaining a well-rounded portfolio is an essential element for securing your long-term financial future.

Our commitment

As investment managers, we are always mindful that we are managing other people's money. In this uncertain environment, we believe a very strong effort to manage risk takes precedence over the desire to maximize capital appreciation. With that approach in mind, we will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Illustration of Fund Expenses

Cash Management

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2008	Beginning Account Value 9-30-07	Ending Account Value 3-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,019.40	0.74%	$3.74
Class B	1,000	1,014.40	1.74	8.76
Class C	1,000	1,014.80	1.66	8.36
Based on 5% Return (2)
Class A	$1,000	$1,021.28	0.74%	$3.74
Class B	1,000	1,016.28	1.74	8.77
Class C	1,000	1,016.70	1.66	8.37

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended March 31, 2008 and divided by 366.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF CASH MANAGEMENT

Portfolio Highlights

On March 31, 2008, Waddell & Reed Advisors Cash Management, Inc. had net assets totaling $1,237,089,245.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2008, your Fund owned:

Corporate Obligations - Commercial Paper	$39.68
Corporate Obligations - Notes	$23.14
Corporate Obligations - Commercial Paper (backed by irrevocable bank letter of credit)	$17.85
Municipal Obligations - Taxable	$13.20
Corporate Obligations - Notes (backed by irrevocable bank letter of credit)	$4.75
United States Government Agency Obligations and Liabilities, Net of Cash and Other Assets	$1.38

The Investments of Cash Management
March 31, 2008 (Unaudited)
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Capital Equipment - 2.86%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation),
2.7%, 4-29-08	$21,850	$21,804,115
Deere (John) Capital Corporation,
2.77875%, 6-25-08 (A)	13,600	13,612,652
		35,416,767
Computers - Main and Mini - 0.68%
IBM Capital Inc.,
2.35%, 6-10-08	8,500	8,461,160

Electrical Equipment - 2.26%
W.W. Grainger, Inc.:
2.9%, 4- 4-08	5,000	4,998,792
2.54%, 5-12-08	17,000	16,950,823
2.48%, 5-16-08	6,000	5,981,400
		27,931,015
Finance Companies - 3.93%
Avon Capital Corp.,
2.53%, 4-21-08	15,456	15,434,276
PACCAR Financial Corp.:
2.48%, 6-12-08	24,000	23,880,960
2.5%, 6-16-08	6,100	6,067,805
2.5%, 6-17-08	3,200	3,182,889
		48,565,930
Food and Related - 15.20%
Archer Daniels Midland Company:
2.95%, 5-30-08	10,200	10,150,686
3.075%, 6-5-08	11,900	11,833,930
2.98%, 6-9-08	4,200	4,176,011
2.73%, 6-20-08	16,800	16,698,080
2.93%, 6-23-08	15,000	14,898,671
Hershey Company (The),
2.65%, 4- 4-08	19,900	19,895,605
McCormick & Co. Inc.:
2.75%, 5-30-08	6,000	5,972,958
2.93%, 8-29-08	16,000	15,804,667
2.95%, 8-29-08	7,000	6,913,958
2.63%, 11-25-08	21,700	21,322,697
Nestle Capital Corp.,
2.39%, 3-12-09	35,000	34,198,354
Nestle Finance International Ltd.:
3.65%, 4-16-08	6,300	6,290,419
2.34%, 6-25-08	20,000	19,889,500
		188,045,536
Health Care - Drugs - 3.66%
Pfizer Inc.:
4.41%, 5-15-08	23,000	22,876,030
4.41%, 5-15-08	10,600	10,542,866
4.41%, 5-29-08	11,950	11,865,095
		45,283,991
Leisure Time Industry - 0.40%
Walt Disney Company (The),
3.92%, 4-7-08	5,100	5,096,668

Mining - 3.12%
BHP Billiton Finance USA, Inc.:
4.0%, 4-15-08	7,620	7,608,147
4.0%, 4-16-08	14,000	13,976,667
4.03%, 4-17-08	4,250	4,242,388
3.4%, 4-25-08	12,800	12,770,987
		38,598,189
Multiple Industry - 0.41%
Siemens Capital Corp.,
2.84%, 4-29-08	5,011	4,999,931

Security and Commodity Brokers - 1.16%
American Express Credit Corp.,
2.68%, 6-12-08	14,400	14,322,816

Trucking and Shipping - 1.41%
United Parcel Service, Inc.,
4.27%, 6-30-08	17,600	17,412,120

Utilities - Telephone - 4.59%
Verizon Communications Inc.:
2.91%, 4-3-08	21,600	21,596,508
3.08%, 4-3-08	21,000	20,996,407
3.07%, 4-4-08	7,000	6,998,209
3.0%, 4-8-08	7,200	7,195,800
		56,786,924

Total Commercial Paper - 39.68%		490,921,047

Commercial Paper (backed by irrevocable bank letter of credit)
Banks - 0.63%
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9-24-08	8,000	7,810,898

Finance Companies - 12.27%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
2.85%, 4-1-08	23,992	23,992,000
NATC California LLC (SunTrust Bank),
4.23%, 4-10-08	30,050	30,018,222
River Fuel Company #2, Inc. (Bank of New York (The)):
3.06%, 4-30-08	14,435	14,399,418
3.09%, 4-30-08	6,509	6,492,798
4.0%, 4-30-08	3,000	2,990,333
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
3.09%, 4-30-08	25,497	25,433,534
3.15%, 4-30-08	5,000	4,987,312
River Fuel Trust #1 (Bank of New York (The)),
2.73%, 4-30-08	4,700	4,689,664
Vehicle Services of America Ltd. (Bank of America, National Association),
2.73%, 6-9-08	39,000	38,795,933
		151,799,214
Food and Related - 4.95%
COFCO Capital Corp. (Rabobank Nederland):
3.12%, 4-8-08	7,950	7,945,177
2.97%, 4-15-08	17,000	16,980,365
2.53%, 4-17-08	3,000	2,996,627
2.7%, 4-22-08	33,300	33,247,552
		61,169,721
Total Commercial Paper (backed by irrevocable bank letter of credit) - 17.85%		220,779,833

Notes
Banks - 1.32%
Wells Fargo & Company:
2.8975%, 4-15-08 (A)	8,300	8,300,027
2.855%, 4-18-08 (A)	8,000	8,000,000
		16,300,027
Capital Equipment - 2.05%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation)
2.32%, 5-19-08	5,000	4,984,533
Deere (John) Capital Corporation:
4.5%, 8-25-08	4,350	4,343,584
3.75%, 1-13-09	5,450	5,489,771
4.875%, 3-16-09	1,875	1,908,056
4.625%, 4-15-09	8,500	8,648,868
		25,374,812
Computers - Main and Mini - 1.96%
International Business Machines Corporation:
3.07938%, 4-3-08 (A)	5,500	5,500,000
3.08813%, 4-8-08 (A)	18,750	18,750,029
		24,250,029
Finance Companies - 8.83%
BP Capital Markets p.l.c.,
3.03875%, 6-11-08 (A)	17,100	17,100,000
General Electric Capital Corporation:
3.07813%, 4-9-08 (A)	12,500	12,497,417
2.61875%, 4-25-08 (A)	5,000	5,000,000
4.0%, 2-17-09	5,315	5,363,677
Prudential Funding LLC,
6.6%, 5-15-08	6,200	6,209,254
Toyota Motor Credit Corporation:
5.24%, 5-2-08	16,700	16,700,000
5.28%, 5-23-08	8,595	8,595,000
2.48%, 6-11-08	11,500	11,443,752
5.41%, 6-16-08	13,500	13,500,000
4.8%, 10-6-08	8,500	8,500,000
Unilever Capital Corporation,
2.925%, 4-14-08 (A)	4,300	4,300,000
		109,209,100
Forest & Paper Products - 1.38%
Kimberly-Clark Corporation
4.42%, 12-19-08	17,100	17,084,663

Household - General Products - 1.21%
Procter & Gamble Company (The):
3.14%, 5-19-08 (A)	8,450	8,450,000
3.5%, 12-15-08	6,534	6,500,000
		14,950,000
Multiple Industry - 2.18%
3M Company,
5.8271%, 12-12-08	26,400	26,944,972

Retail - General Merchandise - 3.89%
Target Corporation,
5.4%, 10-1-08	18,000	18,099,594
Wal-Mart Stores, Inc.,
5.933%, 6-1-08	30,000	30,017,703
		48,117,297
Security and Commodity Brokers - 0.32%
American Express Credit Corp.,
3.14%, 4-7-08 (A)	4,000	3,967,900

Total Notes - 23.14%		286,198,800

Notes (backed by irrevocable bank letter of credit)
Business Equipment and Services - 0.07%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, National Association)
3.92%, 4-2-08 (A)	910	910,000

Finance Companies - 1.15%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, National Association)
3.17%, 4-3-08 (A)	4,905	4,905,000
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
3.1%, 4-1-08 (A)	1,000	1,000,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank N.A.),
2.8%, 4-3-08 (A)	4,180	4,180,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	4,175	4,175,000
		14,260,000
Food and Related - 0.20%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, National Association),
3.97%, 4-3-08 (A)	2,515	2,515,000

Furniture and Furnishings - 0.05%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.97%, 4-3-08 (A)	615	615,000

Health Care - General - 0.60%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	2,285	2,285,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	5,175	5,175,000
		7,460,000
Household - General Products - 0.08%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
3.15%, 4-3-08 (A)	766	766,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
3.15%, 4-10-08 (A)	216	216,000
		982,000
Leisure Time Industry - 0.49%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.97%, 4-3-08 (A)	6,070	6,070,000

Multiple Industry - 0.47%
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
2.8%, 4-2-08 (A)	5,800	5,800,000

Non-Residential Construction - 1.39%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
2.8%, 4-2-08 (A)	17,161	17,161,000

Real Estate Investment Trust - 0.22%
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank National Association),
3.2%, 4-3-08 (A)	2,670	2,670,000

Trucking and Shipping - 0.03%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, National Association),
3.87%, 4-3-08 (A)	370	370,000

Total Notes (backed by irrevocable bank letter of credit) - 4.75%		58,813,000

TOTAL CORPORATE OBLIGATIONS - 85.42%		$1,056,712,680

(Cost: $1,056,712,680)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama - 0.24%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, National Association),
3.92%, 4-3-08 (A)	2,975	2,975,000

Arkansas - 0.64%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
2.8%, 4-2-08 (A)	7,900	7,900,000

California - 4.94%
California Pollution Control Financing Authority,
      Environmental Improvement Revenue Bonds:
      Air Products and Chemicals, Inc./Wilmington
      Facility, Taxable Series 1997A (Air Products
      and Chemicals, Inc.):

2.51%, 5-5-08	34,000	34,000,000
2.51%, 5-5-08	10,500	10,500,000
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c),
3.05%, 4- 4-08	11,000	11,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.5%, 4-2-08 (A)	3,900	3,900,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank National Association),
3.3%, 4-1-08 (A)	1,795	1,795,000
		61,195,000
District of Columbia - 0.13%
District of Columbia Revenue Bonds (American Society for Microbiology Project), Series 1998B (Taxable), (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	1,610	1,610,000

Florida - 0.89%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds: Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, National Association),
2.8%, 4-2-08 (A)	7,900	7,900,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, National Association),
2.8%, 4-2-08 (A)	3,160	3,160,000
		11,060,000
Georgia - 4.70%
Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch, Wachovia
      Bank, National Association and WestL B AG, New York
      Branch):

4.35%, 4-7-08	36,500	36,500,000
3.5%, 4-3-08	21,600	21,600,000
		58,100,000
Indiana - 0.32%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
3.1%, 4-1-08 (A)	3,940	3,940,000

Iowa - 0.25%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
3.1%, 4-3-08 (A)	3,050	3,050,000

Minnesota - 0.48%
City of Plymouth, Minnesota, Health Facilities Revenue Bonds, WestHealth Taxable Bonds, Series 1994B (Financial Security Assurance Inc.),
3.1%, 4-3-08 (A)	5,900	5,900,000

Missouri - 0.12%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
2.73%, 4-3-08 (A)	1,490	1,490,000

Pennsylvania - 0.18%
Berks County Industrial Development Authority, Federally- Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, National Association),
3.87%, 4-3-08 (A)	2,245	2,245,000

Washington - 0.31%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
3.05%, 4-1-08 (A)	3,880	3,880,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 13.20%		$163,345,000

(Cost: $163,345,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.45%

Overseas Private Investment Corporation,
2.5%, 4-2-08 (A) (Cost: $17,918,604)	17,919	$17,918,604

TOTAL INVESTMENT SECURITIES - 100.07%		$1,237,976,284

(Cost: $1,237,976,284)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.07%)		(887,039)

NET ASSETS - 100.00%		$1,237,089,245

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      CASH MANAGEMENT
      March 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                       (Unaudited)

ASSETS
Investment securities - at value (cost - $1,237,976) (Note 1)	$1,237,976
Cash	2,018
Receivables:
Fund shares sold	13,278
Interest	5,185
Prepaid and other assets	73

Total assets	1,258,530

LIABILITIES
Payable to Fund shareholders	18,623
Payable for investment securities purchased	1,908
Dividends payable	459
Accrued shareholder servicing (Note 2)	284
Accrued accounting services fee (Note 2)	23
Accrued management fee (Note 2)	14
Accrued distribution and service fees (Note 2)	1
Other	129

Total liabilities	21,441

Total net assets	$1,237,089

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 1,213,686
Class B shares outstanding - 12,322
Class C shares outstanding - 11,099
Capital stock	$12,371
Additional paid-in capital	1,224,736
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	––
Accumulated undistributed net realized loss on investment transactions	(18)

Net assets applicable to outstanding units of capital	$1,237,089

Net asset value, redemption and offering price per share for all classes	$1.00

See Notes to Financial Statements.

Statement of Operations
      CASH MANAGEMENT
      For the Six Months Ended March 31, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$25,534

Expenses (Note 2):
Investment management fee	2,253
Shareholder servicing:
Class A	1,477
Class B	13
Class C	9
Accounting services fee	129
Distribution fee:
Class B	38
Class C	34
Registration fees	61
Custodian fees	49
Legal fees	29
Service fee:
Class B	13
Class C	11
Audit fees	12
Other	138

Total expenses	4,266

Net investment income	21,268

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 1)
Realized net loss on investments	(5)

Net increase in net assets resulting from operations	$21,263

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CASH MANAGEMENT
      (In Thousands) (Unaudited)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2008	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$21,268	$40,788
Realized net loss on investments	(5)	(13)

Net increase in net assets resulting from operations	21,263	40,775

Distributions to shareholders from
net investment income (Note 1D): (1)
Class A	(20,998)	(40,160)
Class B	(142)	(332)
Class C	(128)	(296)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)

	(21,268)	(40,788)

Capital share transactions (Note 3)	187,374	228,388

Total increase	187,369	228,375
NET ASSETS
Beginning of period	1,049,720	821,345

End of period	$1,237,089	$1,049,720

Undistributed net investment income	$––	$––

(1)See "Financial Highlights" on pages 21 - 23.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended	For the fiscal year ended September 30,
	3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	0.0192	0.0457	0.0380	0.0183	0.0032	0.0060
Net realized and unrealized gain (loss) on investments	(0.0000)*	(0.0000)*	0.0000	0.0000	0.0000	0.0000

Total from investment operations	0.0192	0.0457	0.0380	0.0183	0.0032	0.0060

Less distributions from:
Net investment income	(0.0192)	(0.0457)	(0.0380)	(0.0183)	(0.0032)	(0.0060)
Capital gains	0.0000	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0192)	(0.0457)	(0.0380)	(0.0183)	(0.0032)	(0.0060)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.94	4.68%	3.86%	1.81%	0.32%	0.61%
Net assets, end of period (in millions)	$1,214	$1,032	$802	$625	$683	$860
Ratio of expenses to average net assets	0.74% (1)	0.78%	0.88%	0.92%	0.92%	0.80%
Ratio of net investment income to average net assets	3.79% (1)	4.59%	3.85%	1.80%	0.32%	0.62%

*Not shown due to rounding.

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended	For the fiscal year ended September 30,
	3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	0.0141	0.0357	0.0271	0.0081	0.0001	0.0006
Net realized and unrealized gain (loss) on investments	(0.0000)*	(0.0000)*	0.0000	0.0000	0.0000	0.0000

Total from investment operations	0.0141	0.0357	0.0271	0.0081	0.0001	0.0006

Less distributions from:
Net investment income	(0.0141)	(0.0357)	(0.0271)	(0.0081)	(0.0001)	(0.0006)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0141)	(0.0357)	(0.0271)	(0.0081)	(0.0001)	(0.0006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.44%	3.64%	2.73%	0.79%	0.01%	0.06%
Net assets, end of period (in millions)	$12	$10	$11	$7	$10	$14
Ratio of expenses to average net assets including voluntary expense reimbursement	1.74% (1)	1.79%	1.98%	1.93%	1.24%	1.34%
Ratio of net investment income to average net assets including voluntary expense reimbursement	2.78% (1)	3.58%	2.77%	0.74%	0.01%	0.06%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.74% (1)(2)	1.79% (2)	1.98% (2)	1.99%	1.96%	1.72%
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	2.78% (1)(2)	3.58% (2)	2.77% (2)	0.67%	-0.71%	-0.32%

*Not shown due to rounding.

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended	For the fiscal year ended September 30,
	3-31-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	0.0146	0.0363	0.0273	0.0077	0.0001	0.0005
Net realized and unrealized gain (loss) on investments	(0.0000)*	(0.0000)*	0.0000	0.0000	0.0000	0.0000

Total from investment operations	0.0146	0.0363	0.0273	0.0077	0.0001	0.0005

Less distributions from:
Net investment income	(0.0146)	(0.0363)	(0.0273)	(0.0077)	(0.0001)	(0.0005)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0146)	(0.0363)	(0.0273)	(0.0077)	(0.0001)	(0.0005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.48%	3.71%	2.75%	0.75%	0.01%	0.05%
Net assets, end of period (in millions)	$11	$8	$8	$5	$7	$8
Ratio of expenses to average net assets including voluntary expense reimbursement	1.66% (1)	1.73%	1.94%	1.96%	1.25%	1.34%
Ratio of net investment income to average net assets including voluntary expense reimbursement	2.85% (1)	3.64%	2.83%	0.70%	0.01%	0.05%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.66% (1)(2)	1.73% (2)	1.94% (2)	2.01%	2.03%	1.75%
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	2.85% (1)(2)	3.64% (2)	2.83% (2)	0.65%	-0.77%	-0.37%

*Not shown due to rounding.

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2008                                                                                                                         (Unaudited)

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income consistent with stability of principal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

      C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

      D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

      E. New Accounting Pronouncements - During the year ending September 30, 2008, the Fund instituted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48) with the impact of such adoption being recognized on March 31, 2008 in accordance with guidance provided by the Securities and Exchange Commission. FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability required for the recognition of unrecognized tax benefits during the year, nor were there any such liabilities to be recorded to the beginning net asset value of the Fund. The Fund is subject to examination by U.S. federal, state and foreign tax authorities for returns filed for years after 2003.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will institute SFAS No. 157 during 2008 and its potential impact, if any, on its financial statements is currently being assessed by management.

      In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund will institute SFAS 161 during 2009 and its potential impact, if any, on its financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month (except that, for broker-serviced accounts, effective September 1, 2006, the monthly charge for those accounts became $0.50) and, for Class A shares, $0.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B and Class C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class.

During the six-month period ended March 31, 2008, W&R received no front-end sales commissions from the sale of Fund shares.

A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2008, W&R received $292,078, $11,729 and $769 in CDSC for Class A, Class B and Class C shares, respectively.

During the six-month period ended March 31, 2008, the Fund paid Directors' regular compensation of $39,844, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. As of December 1, 2003, Class B and Class C shares were closed to direct investment. Investments via exchange into Class B and Class C shares are permitted. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2008	2007

Value issued from sale of shares:
Class A	$1,703,616	$2,340,328
Class B	14,038	20,692
Class C	10,307	15,744
Value issued from reinvestment of dividends:
Class A	20,515	39,021
Class B	139	321
Class C	126	286
Value redeemed:
Class A	(1,542,286)	(2,149,764)
Class B	(11,710)	(21,710)
Class C	(7,371)	(16,530)

Increase in outstanding capital	$187,374	$228,388

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2007 and the related net capital losses and post-October activity were as follows:

Net ordinary income	$40,802,610
Distributed ordinary income	40,649,423
Undistributed ordinary income*	562,277

Realized long-term capital gains	––
Distributed long-term capital gains	––
Undistributed long-term capital gains	––

Net capital losses	––

Post-October losses deferred	12,533
*This entire amount was distributed prior to March 31, 2008.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

NOTE 5 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Proxy Voting Information
Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1010SA (3-08)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date:	June 6, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	June 6, 2008